Debt	12 Months Ended
Dec. 31, 2014
Debt
Debt

8. Debt

At the close of the IPO, November 19, 2014, we amended and restated the Fund A and Fund D secured debt facilities as a new $190.0 million senior secured revolving credit facility, which we refer to as our “revolving credit facility,” with SunTrust Bank, as administrative agent, and a syndicate of lenders. Our revolving credit facility will mature on the fifth anniversary of the closing date of the IPO, November 19, 2019, and will be available for working capital, capital expenditures, permitted acquisitions and general corporate purposes, including distributions. Substantially all of our assets, excluding equity in and assets of certain joint ventures and unrestricted subsidiaries, after‑acquired real property (other than real property that is acquired from affiliate funds and is subject to a mortgage), and other customary exclusions, are pledged as collateral under our revolving credit facility. Our revolving credit facility contains various covenants and restrictive provisions.

In addition, our revolving credit facility contains events of default customary for transactions of this nature, including, but not limited to (i) event of default resulting from our failure or the failure of our restricted subsidiaries to comply with covenants and financial ratios, (ii) the occurrence of a change of control (as defined in the credit agreement), (iii) the institution of insolvency or similar proceedings against us or our restricted subsidiaries, (iv) the occurrence of a default under any other material indebtedness (as defined in the credit agreement) we or our restricted subsidiaries may have and (v) any one or more collateral documents ceasing to create a valid and perfected lien on collateral (as defined in the credit agreement). Upon the occurrence and during the continuation of an event of default, subject to the terms and conditions of the credit agreement, the lenders may declare any outstanding principal of our revolving credit facility debt, together with accrued and unpaid interest, to be immediately due and payable and may exercise the other remedies set forth or referred to in the credit agreement and the other loan documents.

Loans under the revolving credit facility bear interest at our option at a variable rate per annum equal to either:

•

a base rate, which will be the highest of (i) the administrative agent’s prime rate in effect on such day, (ii) the federal funds rate in effect on such day plus 0.50%, and (iii) an adjusted one month LIBOR plus 1.0%, in each case, plus an applicable margin of 1.50%; or

•	an adjusted one month LIBOR plus an applicable margin of 2.50%.

Additionally, under the revolving credit facility we will be subject to a 25 basis points annual commitment fee associated with the available undrawn capacity subject to certain restrictions.

At December 31, 2014, $74,000,000 was outstanding and $116,000,000 of undrawn borrowing capacity, subject to compliance with certain covenants, under our revolving credit facility.

For the years ended December 31, 2014, 2013 and 2012, the Partnership incurred $4,119,736,  $3,089,007, and $1,221,753, respectively, of interest expense and had interest payable of $43,905 and $94,905 at December 31, 2014 and 2013, respectively. The Partnership incurred $2,907,382 in deferred loan costs related to the revolving credit facility. These fees and expenses will be amortized over the term of the revolving credit facility. In connection with the amended and restated new credit facility, the Partnership recorded a loss of $2,905,259 on early extinguishment of debt related to unamortized loan costs for the secured debt facilities prior to the amendment and restatement at the close of the IPO. The Partnership recorded $864,318,  $751,352 and $254,454 of deferred loan costs amortization, which is included in interest expense, for the years ended December 31, 2014, 2013 and 2012, respectively.

The new credit facility requires monthly interest payments and the outstanding debt balance due upon maturity on November 19, 2019.  Our revolving credit facility requires compliance with certain financial covenants. As of December 31, 2014, the Partnership was in compliance with all financial covenants.